Right-of-use assets and lease liabilities - Depreciation Related to Operating Leases (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation operating leased assets [Line Items]
Depreciation related to leases	€ 60.4	€ 62.4	€ 76.7
Properties
Depreciation operating leased assets [Line Items]
Depreciation related to leases	52.3	52.2	51.7
Cars
Depreciation operating leased assets [Line Items]
Depreciation related to leases	2.7	4.8	5.5
Equipment
Depreciation operating leased assets [Line Items]
Depreciation related to leases	0.0	0.0	7.0
Warehouses
Depreciation operating leased assets [Line Items]
Depreciation related to leases	4.0	3.0	6.6
Other
Depreciation operating leased assets [Line Items]
Depreciation related to leases	€ 1.4	€ 2.4	€ 5.9